Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 553,391.7	$ 18,670.4	$ 541,253.8
Financial assets at fair value through profit or loss	569.8	19.2	6,451.1
Available-for-sale financial assets	93,374.2	3,150.3	67,788.8
Held-to-maturity financial assets	1,988.4	67.1	16,610.1
Hedging derivative financial assets	34.4	1.2	5.6
Notes and accounts receivable, net	121,133.2	4,086.8	128,335.3
Receivables from related parties	1,184.1	39.9	969.5
Other receivables from related parties	171.1	5.8	146.8
Inventories	73,880.7	2,492.6	48,682.2
Other financial assets	7,253.1	244.7	4,100.5
Other current assets	4,222.4	142.5	3,385.4
Total current assets	857,203.1	28,920.5	817,729.1
NONCURRENT ASSETS
Available-for-sale financial assets	4,874.3	164.5	4,102.5
Held-to-maturity financial assets	18,833.3	635.4	22,307.6
Investments accounted for using equity method	17,731.8	598.2	19,585.3
Property, plant and equipment	1,062,542.3	35,848.3	997,777.7
Intangible assets	14,175.2	478.2	14,614.8
Deferred income tax assets	12,105.5	408.4	8,271.4
Refundable deposits	1,283.4	43.3	407.9
Other noncurrent assets	2,983.1	100.6	1,500.4
Total noncurrent assets	1,134,528.9	38,276.9	1,068,567.6
TOTAL	1,991,732.0	67,197.4	1,886,296.7
CURRENT LIABILITIES
Short-term loans	63,766.8	2,151.4	57,958.2
Financial liabilities at fair value through profit or loss	26.7	0.9	191.1
Hedging derivative financial liabilities	15.6	0.5
Accounts payable	28,412.8	958.6	26,062.3
Payables to related parties	1,656.4	55.9	1,262.2
Salary and bonus payable	14,254.9	480.9	13,681.8
Accrued profit sharing bonus to employees and compensation to directors and supervisors	23,419.1	790.1	22,894.0
Payables to contractors and equipment suppliers	55,723.8	1,880.0	63,154.5
Income tax payable	61,662.8	2,080.4	70,352.8
Provisions	13,961.8	471.1	18,037.8
Long-term liabilities-current portion	58,401.1	1,970.4	38,109.7
Accrued expenses and other current liabilities	65,588.4	2,212.8	36,581.6
Total current liabilities	386,890.2	13,053.0	348,286.0
NONCURRENT LIABILITIES
Bonds payable	91,800.0	3,097.2	153,093.6
Long-term bank loans			21.8
Deferred income tax liabilities	302.2	10.2	141.2
Net defined benefit liability	8,850.7	298.6	8,551.4
Guarantee deposits	7,586.8	255.9	14,670.4
Others	1,855.6	62.6	1,686.5
Total noncurrent liabilities	110,395.3	3,724.5	178,164.9
Total liabilities	497,285.5	16,777.5	526,450.9
EQUITY ATTRIBUTABLE TO SHAREHOLDERS OF THE PARENT
Capital stock	259,303.8	8,748.4	259,303.8
Capital surplus	56,309.6	1,899.8	56,272.3
Retained earnings
Appropriated as legal capital reserve	241,722.7	8,155.3	208,298.0
Unappropriated earnings	963,328.6	32,501.0	833,512.7
Total retained earnings	1,205,051.3	40,656.3	1,041,810.7
Others	(26,917.9)	(908.2)	1,663.9
Equity attributable to shareholders of the parent	1,493,746.8	50,396.3	1,359,050.7
NON-CONTROLLING INTERESTS	699.7	23.6	795.1
Total equity	1,494,446.5	50,419.9	1,359,845.8
TOTAL	$ 1,991,732.0	$ 67,197.4	$ 1,886,296.7